OTHER INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
Investment in other entities

Amounts in R million	Shares held [1]	% held [1]	2025	2024

Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited ("WWM")	47,812,500	1.5%	11.2	7.5
Total listed investments			11.2	7.5

Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited ("Rand Refinery")	44,438	11.3%	302.0	166.8
Rand Mutual Assurance Company Limited B Share Business Fund ("RMA") [2]	12,659	1.3%	6.8	5.9
Guardrisk Insurance Company Limited (Cell Captive A170) [3]	20	100%	2.4	0.1
Chamber of Mines Building Company Proprietary Limited	52,965	5.7%	0.1	0.1

Total unlisted investments			311.3	172.9

Balance at the end of the year			322.5	180.4

Fair value adjustment on equity instruments at fair value through OCI			139.8	11.8
WWM			3.6	0.3
Rand Refinery			135.2	10.5
RMA			1.0	1.0
Dividends received on equity instruments at fair value through OCI			(56.3)	(29.3)
Rand Refinery			(56.3)	(29.3)
[1]The number and percentage of shares held remained unchanged from the prior year with the exception of WWM that issued new shares thereby diluting DRDGOLD's effective shareholding from 1.9% to 1.5%.
[2]The "B Share Business Fund" shares relate to all the businesses of the RMA Group that do not relate to the Compensation for Occupational Injuries and Diseases Act.
[3]The shares held entitle the holder to 100% of the residual net equity of Cell Captive A 170. Refer to note 12 of the consolidated financial statements.

Disclosure of fair value measurement of assets

Amounts in R million	2025	2024

Balance at the beginning of the year	166.8	156.3
Fair value adjustment on equity investments at fair value through OCI	135.2	10.5

Balance at the end of the year	302.0	166.8

Key observable/unobservable inputs into the model

Amounts in R million	Observable/unobservable input	Unit	2025	2024

Rand Refinery operations

Forecast average gold price	Observable input	R/kg	1,620,480	1,209,686
Forecast average silver price	Observable input	R/kg	18,598	15,142
Average South African CPI	Observable input	%	4.5	4.5
South African long term government bond rate	Observable input	%	9.70	9.92
Terminal growth rate	Unobservable input	%	4.5	4.5
Weighted average cost of capital	Unobservable input	%	16.0	17.0

Investment in Prestige Bullion

Discount period	Unobservable input	years	8	9
Cost of equity	Unobservable input	%	18.0	17.0

Sensitivity analysis

		Input		Change in OCI, net of tax
Amounts in R million		% Increase	% Decrease	% Increase	% Decrease

Rand Refinery operations

Rand US Dollar exchange rate	Observable inputs	1	(1)	6.9	(6.9)
Commodity prices (gold and silver)	Observable inputs	1	(1)	6.0	(6.0)
Operating costs	Unobservable inputs	1	(1)	(4.7)	4.7
Weighted average cost of capital	Unobservable inputs	1	(1)	(13.3)	13.3
Minority discount	Unobservable inputs	1	(1)	(3.6)	3.6
Marketability discount	Unobservable inputs	1	(1)	(3.5)	3.5

Investment in Prestige Bullion

Cost of equity	Unobservable inputs	1	(1)	(0.2)	0.2
Prestige cash flow forecast	Unobservable inputs	1	(1)	0.1	(0.1)